Revenue from services rendered (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from services rendered [Abstract]
Net operating revenue
	Six months ended June 30,
	2018	2017
Gross revenue from services	824,919	786,541
(-) Discounts and cancellations	(4,219)	(2,234)
(-) Taxes levied - PIS	(13,053)	(13,436)
(-) Taxes levied - COFINS	(58,977)	(61,474)
(-) Taxes levied - ICMS	(585)	(967)
(-) Taxes levied - ISS	(39,088)	(37,025)
Net revenue from services rendered	708,997	671,405